Client Name:	Bayview Financial, LP
Client Project Name:	Bayview 2017-RN4

Conditions Report 2.0

Loans in Report:	265
Loans with Conditions:	178

550 - Total Active Conditions
109 - Material Conditions
109 - Compliance Review Scope
18 - Category: Ability to Repay/Qualified Mortgage
33 - Category: Documentation
4 - Category: Federal Consumer Protection
1 - Category: Repayment Ability
48 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: State Consumer Protection
2 - Category: State High Cost
441 - Non-Material Conditions
441 - Compliance Review Scope
14 - Category: Ability to Repay/Qualified Mortgage
5 - Category: APR Tolerance
2 - Category: Borrower's Interest
82 - Category: Documentation
196 - Category: Federal Consumer Protection
3 - Category: Federal Higher-Priced
14 - Category: Finance Charge Tolerance
10 - Category: Repayment Ability
37 - Category: RESPA
29 - Category: Right of Rescission
6 - Category: Section 35
37 - Category: State Consumer Protection
6 - Category: TILA
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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